FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Jul. 31, 2026
Flow Through Share Premium Liability [Abstract]
Disclosure of liability related to premium on flow-through shares [Table Text Block]
	Issued on September 24, 2024	Issued on February 21, 2025	Total
	$	$	$
Balance, July 31, 2024	-	-	-
Liability incurred on flow-through shares issued	96,646	61,224	157,870
Settlement of flow-through share liability on incurred expenses	(96,646)	(48,921)	(145,567)
Balance, July 31, 2025	-	12,303	12,303
Settlement of flow-through share liability on incurred expenses	-	(12,303)	(12,303)
Balance, July 31, 2026	-	-	-